Stock Option Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option plans
Note 9—Stock option plans
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2024	2023
Common stock fair value	$0.66	$0.66
Risk free interest rate	4.05% - 4.89%	4.05% - 4.89%
Expected dividend yield	0%	0%
Expected term	4.9 years	4.9 years
Expected stock volatility	91.9% - 99.7%	91.9% - 99.7%
Below is a summary of stock option activity for the year ended December 31, 2023, and period ending March 31, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at January 1, 2023	14,284,013	$0.51	4.71 years
Expired	(450,000)	$0.50
Granted	1,711,350	$0.66

Outstanding at December 31, 2023	15,545,363	$0.53	4.43 years
Expired	(50,000)	$0.50
Exercised	(250,000)	$0.50
Granted	4,638,471	$0.72

Outstanding at March 31, 2024	19,883,834	$0.58	5.52 years
Excercisable at March 31, 2024	13,243,095	$0.53	3.50 years
Options outstanding had an intrinsic value of $3,181,000 and $1,964,000 as of March 31, 2024 and December 31, 2023, respectively. As of March 31, 2024, there was $3,149,000 of unrecognized stock compensation, which will be recognized over the next three years.

Note 10—Stock option plans
Prior to 2016, the Company issued stock options in accordance with the 2003 Stock Option Plan. During 2016, the Company adopted the 2016 Stock Option Plan (the “2016 Plan”). The 2016 Plan was superseded and replaced by the 2019 Amended and Restated Option Plan that was adopted in January 2019 (the “2019 Plan” and collectively the “Stock Option Plans”). The maximum number of common stock of which may be issued under the 2019 Plan shall not exceed 20,000,000 (4,000,000 shares were allowed under the 2016 Plan).

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2023	2022
Common stock fair value	$0.66	$0.51
Risk free interest rate	4.05% - 4.89%	3.88% - 4.38%
Expected dividend yield	0%	0%
Expected term	4.9 years	4.9 years
Expected stock volatility	91.9% - 99.7%	89.2% - 89.7%
Below is a summary of stock option activity for the years ended December 31, 2023, and 2022:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at January 1, 2022	13,194,013	$0.51	4.26 years
Expired	(350,000)	$0.50
Granted	1,440,000	$0.66

Outstanding at December 31, 2022	14,284,013	$0.51	4.71 years
Expired	(450,000)	$0.50
Granted	1,711,350	$0.66

Outstanding at December 31, 2023	15,545,363	$0.53	4.43 years
Exercisable at December 31, 2023	13,270,374	$0.52	3.62 years
Options outstanding had an intrinsic value of $1,964,000 and $2,035,000 as of December 31, 2023, and 2022, respectively. As of December 32, 2023, there was $796,000 of unrecognized stock compensation, which will be recognized over the next three years.